UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2009

1.800350.105

SMA-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value
California - 0.1%
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 1272, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,495,000	$ 1,495,000
Colorado - 0.7%
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 0.5% (Liquidity Facility Societe Generale) (a)(d)	17,000,000	17,000,000
Florida - 1.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.52%, LOC Bank of Scotland PLC, VRDN (a)	9,715,000	9,715,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.5%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.57%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.55%, VRDN (a)	2,200,000	2,200,000
Sunshine State Govt. Fing. Commission Rev. Series L, 1.45% 5/1/09, LOC Dexia Cr. Local de France, CP	11,000,000	11,000,000
		26,215,000
Maryland - 0.9%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 3.25%, LOC RBS Citizens NA, VRDN (a)	6,600,000	6,600,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.5%, LOC Bank of America NA, VRDN (a)	16,000,000	16,000,000
		22,600,000
Massachusetts - 83.6%
Boston Gen. Oblig. Bonds:
Series 2005 A, 5% 1/1/10	6,800,000	6,979,396
Series 2009 A, 2% 4/1/10	5,755,000	5,826,318
Boston Wtr. & Swr. Commission Rev. Bonds Series 2009 B, 3% 11/1/09	3,990,000	4,037,053
Braintree Gen. Oblig. BAN 2.5% 8/14/09	22,200,000	22,256,876
Chelmsford Gen. Oblig. BAN 2.5% 6/18/09	6,399,347	6,405,592
Concord Gen. Oblig. BAN 2.75% 5/15/09	12,000,000	12,003,974
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.52% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,300,000	9,300,000
Framingham Gen. Oblig. BAN 2.5% 6/19/09	6,000,000	6,005,694
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Hingham Gen. Oblig. BAN Series 2008 B, 2.5% 11/25/09	$ 8,237,467	$ 8,302,905
Lunenburg Gen. Oblig. BAN 2.75% 6/25/09	5,689,258	5,696,571
Malden Gen. Oblig. BAN 3.75% 10/23/09	6,100,000	6,118,417
Marion Gen. Oblig. BAN 2.75% 12/11/09	6,995,000	7,057,288
Massachusetts Participating VRDN Series Clipper 07 18, 0.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	54,600,000	54,600,000
Massachusetts Bay Trans. Auth. Series 1999, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	22,895,000	22,895,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,310,000	9,310,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series BA 08 3050X, 0.53% (Liquidity Facility Bank of America NA) (a)(d)	5,940,000	5,940,000
Series DC 8030, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,890,000	5,890,000
Series DCL 08 26, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,100,000	13,100,000
Series DCL 08 28, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,030,000	9,030,000
Series DCL 08 29, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,500,000	11,500,000
Series MACN 05 E, 0.53% (Liquidity Facility Bank of America NA) (a)(d)	8,600,000	8,600,000
Series PT 4140, 0.64% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	17,795,000	17,795,000
Series PT 4368, 0.59% (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,020,000	5,020,000
Series 2008 A1, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,140,000	6,140,000
Series 2008 A2, 0.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,500,000	2,500,000
Series A, 0.6% 5/14/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,000,000	6,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Boston Univ. Proj.) Series U4, 2%, tender 6/18/09 (a)	13,700,000	13,700,000
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.5%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U2, 0.3%, LOC BNP Paribas SA, VRDN (a)	$ 10,700,000	$ 10,700,000
Series U3, 0.3%, LOC BNP Paribas SA, VRDN (a)	5,555,000	5,555,000
Series U6A, 0.4%, LOC Bank of America NA, VRDN (a)	6,700,000	6,700,000
Series U6E, 0.17%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	22,830,000	22,830,000
(Brandeis Univ. Proj.) Series M, 0.45%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
(Brooksby Village, Inc. Proj.) Series 2004, 0.42%, LOC Bank of America NA, VRDN (a)	47,460,000	47,460,000
(Childrens Museum Proj.) Series 2006, 3.75%, LOC RBS Citizens NA, VRDN (a)	15,300,000	15,300,000
(City Year Proj.) Series 2006, 0.45%, LOC Bank of America NA, VRDN (a)	8,395,000	8,395,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.45%, LOC Bank of America NA, VRDN (a)	2,490,000	2,490,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.85%, LOC Bank of America NA, VRDN (a)	4,900,000	4,900,000
Series 2008, 0.85%, LOC Bank of America NA, VRDN (a)	7,340,000	7,340,000
(Hockomock YMCA Issue Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	8,275,000	8,275,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.45%, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.45%, LOC Bank of America NA, VRDN (a)	13,335,000	13,335,000
(Lasell College Proj.) Series 2008, 3.15%, LOC RBS Citizens NA, VRDN (a)	12,665,000	12,665,000
(Lasell Village Proj.) Series 2007, 0.5%, LOC Bank of America NA, VRDN (a)	19,755,000	19,755,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.52%, LOC JPMorgan Chase Bank, VRDN (a)	8,500,000	8,500,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 4%, LOC RBS Citizens NA, VRDN (a)	18,000,000	18,000,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.5%, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(Newton Country Day School Proj.):
Series 2000, 0.63%, LOC Bank of America NA, VRDN (a)	7,040,000	7,040,000
Series 2005, 0.63%, LOC Bank of America NA, VRDN (a)	10,280,000	10,280,000
(Saint Mark's School Proj.) Series 2004, 0.63%, LOC Bank of America NA, VRDN (a)	7,490,000	7,490,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Simmons College Proj.) Series G, 0.3%, LOC TD Banknorth, N.A., VRDN (a)	$ 9,775,000	$ 9,775,000
(Thayer Academy Proj.) 0.55% (Assured Guaranty Corp. Insured), VRDN (a)	5,170,000	5,170,000
(The May Institute, Inc. Proj.) Series 2006, 0.88%, LOC Banco Santander SA, VRDN (a)	5,195,000	5,195,000
(The Rivers School Proj.) Series 2002, 3.38%, LOC RBS Citizens NA, VRDN (a)	6,800,000	6,800,000
(Third Sector New England, Inc. Proj.) Series 2004 A, 0.5%, LOC Bank of America NA, VRDN (a)	17,350,000	17,350,000
(Worcester Polytechnic Institute Proj.) Series A, 0.5%, LOC TD Banknorth, N.A., VRDN (a)	19,475,000	19,475,000
Series 2001, 0.5% 9/3/09, LOC JPMorgan Chase Bank, CP	5,684,000	5,684,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) Series 2004, 0.37%, LOC Lloyds TSB Bank PLC, VRDN (a)	21,165,000	21,165,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 A, 5.5% 1/1/10	4,380,000	4,511,033
Series 2001 C:
5.5% 12/1/09	3,645,000	3,741,473
5.5% 12/1/09	1,000,000	1,028,316
Series 2002 A, 5.5% 2/1/10	2,740,000	2,839,756
Series 2004 A, 5% 8/1/09	2,500,000	2,522,328
Series 2006 A, 5% 7/1/09	6,000,000	6,034,296
Series 2008 A:
3% 8/1/09	14,385,000	14,435,200
3% 9/1/09	5,555,000	5,590,627
Participating VRDN:
Series Clipper 07 06, 0.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	26,900,000	26,900,000
Series EGL 07 0149, 0.96% (Liquidity Facility Citibank NA) (a)(d)	10,500,000	10,500,000
Series MS 1186, 0.58% (Liquidity Facility Rabobank Nederland) (a)(d)(e)	5,487,000	5,487,000
Series Putters 2022, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,955,000	13,955,000
Series Putters 2648, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 301, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	$ 940,000	$ 940,000
Series ROC II R 102, 0.63% (Liquidity Facility Citibank NA) (a)(d)	4,865,000	4,865,000
Series SG 126, 0.63% (Liquidity Facility Societe Generale) (a)(d)	3,255,000	3,255,000
(Central Artery Proj.) Series 2000 A, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	33,000,000	33,000,000
RAN Series 2008 C, 4% 5/29/09	1,400,000	1,403,548
Series 1997 B, 0.43% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	65,145,000	65,145,000
Series 1998 A, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	48,865,000	48,865,000
Series 1999 D, 0.7% 5/13/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,625,000	6,625,000
Series 2001 B, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	63,100,000	63,100,000
Series 2001 C, 0.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	13,700,000	13,700,000
Series 2001 G, 0.62% 5/5/09 (Liquidity Facility BNP Paribas SA), CP	22,000,000	22,000,000
Series H, 0.55% 6/4/09 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	11,000,000	11,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Amherst College Proj.) Series H, 2.85%, tender 7/9/09 (a)	9,700,000	9,700,000
(Univ. of Massachusetts Proj.) Series 2000 A, 0.85%, tender 4/1/10 (a)	6,600,000	6,600,000
(Williams College Proj.) Series 2006 M, 0.53%, tender 4/7/10 (a)	9,000,000	9,000,000
Participating VRDN:
Series BA 08 3320, 0.53% (Liquidity Facility Bank of America NA) (a)(d)	5,630,000	5,630,000
Series BA 08 3503, 0.53% (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 56, 0.5% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,000,000	5,000,000
Series Clipper 07 08, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,200,000	4,200,000
Series PT 4633, 0.6% (Liquidity Facility Deutsche Postbank AG) (a)(d)	15,765,000	15,765,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3163, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 9,550,000	$ 9,550,000
Series Putters 3262, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,770,000	5,770,000
Series ROC II R 10414, 0.63% (Liquidity Facility Citibank NA) (a)(d)	3,775,000	3,775,000
Series ROC II R 10416, 0.63% (Liquidity Facility Citibank NA) (a)(d)	24,050,000	24,050,000
Series SGB 42, 0.68% (Liquidity Facility Societe Generale) (a)(d)	8,700,000	8,700,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.47%, LOC Bank of America NA, VRDN (a)	39,535,000	39,535,000
(Bentley College Proj.) Series K, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	17,950,000	17,950,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.45%, LOC HSBC Bank USA, NA, VRDN (a)	7,300,000	7,300,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,750,000	7,750,000
Series 2008 L2, 0.45%, LOC Bank of America NA, VRDN (a)	12,200,000	12,200,000
(Endicott College Proj.) Series 2004 D, 0.45%, LOC Bank of America NA, VRDN (a)	6,700,000	6,700,000
(Harvard Univ. Proj.) Series Y, 0.32%, VRDN (a)	3,100,000	3,100,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.28%, LOC TD Banknorth, NA, VRDN (a)	22,880,000	22,880,000
(Home for Little Wanderers Proj.) Series B, 3.38%, LOC RBS Citizens NA, VRDN (a)	3,835,000	3,835,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 0.37%, VRDN (a)	10,300,000	10,300,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	9,900,000	9,900,000
(Northeastern Univ. Proj.):
Series 2008 Q, 0.4%, LOC Bank of America NA, VRDN (a)	10,600,000	10,600,000
Series 2008 U, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	3,830,000	3,830,000
Series 2008 W, 0.3%, LOC TD Banknorth, NA, VRDN (a)	9,800,000	9,800,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 D1, 0.3%, VRDN (a)	7,300,000	7,300,000
(South Shore Hosp. Proj.) Series 2008 G, 0.47% (Assured Guaranty Corp. Insured), VRDN (a)	13,700,000	13,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Suffolk Univ. Proj.) Series 2008 A, 0.47%, LOC TD Banknorth, NA, VRDN (a)	$ 5,000,000	$ 5,000,000
(Williams College Proj.):
Series E, 0.35%, VRDN (a)	1,050,000	1,050,000
Series I, 0.32%, VRDN (a)	16,000,000	16,000,000
Series 2008 H1, 0.67% 9/2/09, CP	8,000,000	8,000,000
Series 2008 H2:
0.55% 6/5/09, CP	7,020,000	7,020,000
0.55% 7/7/09, CP	7,020,000	7,020,000
Series B, 3.38%, LOC RBS Citizens NA, VRDN (a)	7,530,000	7,530,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,550,000	15,550,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 1.1% tender 5/7/09, CP mode	9,700,000	9,700,000
Series 1993 B, 1.8% tender 5/1/09, CP mode	13,500,000	13,500,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/09	8,500,000	8,455,200
(Goddard House Proj.) 0.5%, LOC Bank of America NA, VRDN (a)	9,100,000	9,100,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.63%, LOC Bank of America NA, VRDN (a)	5,835,000	5,835,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.62% 8/4/09, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.47%, LOC Bank of America NA, VRDN (a)	12,100,000	12,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 0.96% (Liquidity Facility Citibank NA) (a)(d)	23,500,000	23,500,000
Series EGL 07 0033, 0.96% (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
Series EGL 07 0067, 0.96% (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.95% (Liquidity Facility Citibank NA) (a)(d)	17,700,000	17,700,000
Series Putters 1197, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,160,000	4,160,000
Series Putters 1430, 0.88% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	8,700,000	8,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series Putters 1920, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,845,000	$ 7,845,000
Series Putters 2286, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,510,000	14,510,000
Series Putters 2857, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,545,000	8,545,000
Series A:
0.45% 7/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	6,500,000	6,500,000
0.5% 6/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	16,100,000	16,100,000
0.55% 6/3/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
0.55% 6/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	2,000,000	2,000,000
0.57% 6/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series BBT 08 58, 0.5% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,785,000	13,785,000
Series EGL 06 0097, 0.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	3,700,000	3,700,000
Series MS 2935, 0.78% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	11,491,000	11,491,000
Series Putters 2848, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,895,000	5,895,000
Series ROC II R 10377, 0.81% (Liquidity Facility Citibank NA) (a)(d)	11,900,000	11,900,000
Series ROC II R 11319, 0.96% (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series 1995:
0.5% 5/6/09, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
0.78% 5/8/09, LOC Bayerische Landesbank Girozentrale, CP	8,800,000	8,800,000
Series 1999 B, 0.48%, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,715,000	7,715,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1999:
0.5% 6/4/09, LOC State Street Bank & Trust Co., Boston, CP	$ 1,500,000	$ 1,500,000
0.65% 6/11/09, LOC State Street Bank & Trust Co., Boston, CP	8,000,000	8,000,000
Series 2002 C, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,060,000	24,060,000
Series 2002 D, 0.4%, LOC Landesbank Baden-Wuert, VRDN (a)	15,000,000	15,000,000
Series 2008 B, 0.43% (Liquidity Facility Bank of America NA), VRDN (a)	9,000,000	9,000,000
Series 2008 C, 0.33% (Liquidity Facility Bayerische Landesbank), VRDN (a)	59,000,000	59,000,000
Series 2008 D, 0.36% (Liquidity Facility Bayerische Landesbank), VRDN (a)	23,100,000	23,100,000
Series 2008 E, 0.64% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,600,000	8,600,000
Series 2008 F, 0.3% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	30,400,000	30,400,000
Nantucket Gen. Oblig. BAN 1.75% 2/26/10	9,602,235	9,684,735
Plymouth Gen. Oblig. BAN 2.75% 5/15/09	15,400,000	15,405,275
Sudbury Gen. Oblig. BAN 3.5% 6/15/09	2,545,000	2,546,847
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.4%, LOC Lloyds TSB Bank PLC, VRDN (a)	90,300,000	90,300,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.47%, LOC Bank of America NA, VRDN (a)	22,400,000	22,400,000
Westborough Gen. Oblig. BAN 2.5% 8/28/09	6,060,553	6,075,605
Weston Gen. Oblig. BAN 1.5% 2/5/10	17,328,166	17,448,397
2,074,904,720
Nebraska - 0.2%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	3,800,000	3,800,000
North Carolina - 0.1%
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.51%, LOC Branch Banking & Trust Co., VRDN (a)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.2%
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Marywood Univ. Proj.) Series 2005 A, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 2,000,000	$ 2,000,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,100,000	3,100,000
		5,100,000
Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 11321, 0.93% (Liquidity Facility Citibank NA) (a)(d)	5,450,000	5,450,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	7,600,000	7,625,314
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	4,300,000	4,314,322
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	3,900,000	3,912,990
		21,302,626
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (a)	11,985,000	11,985,000
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.47%, LOC Wachovia Bank NA, VRDN (a)	3,500,000	3,500,000
Texas - 0.5%
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	9,225,000	9,225,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.38%, LOC Compass Bank, VRDN (a)	4,150,000	4,150,000
		13,375,000
Virginia - 0.3%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.46%, LOC Branch Banking & Trust Co., VRDN (a)	7,250,000	7,250,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (a)	3,200,000	3,200,000
Municipal Securities - continued
	Shares	Value
Other - 9.8%
Fidelity Tax-Free Cash Central Fund, 0.46% (b)(c)	242,503,389	$ 242,503,389
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $2,457,730,735)		2,457,730,735
NET OTHER ASSETS - 0.9%		23,021,802
NET ASSETS - 100%		$ 2,480,752,537
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,487,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Participating VRDN Series MS 1186, 0.58% (Liquidity Facility Rabobank Nederland)	10/12/05	$ 5,487,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 162,171
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,457,730,735	$ -	$ 2,457,730,735	$ -
Income Tax Information
At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,457,730,735.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2009

1.800349.105

MFL-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,333,987
Series 2008:
4.625% 10/1/11	1,100,000	1,099,340
5.375% 10/1/14	1,150,000	1,164,720
5.875% 10/1/18	1,900,000	1,939,083
		6,537,130
Massachusetts - 94.8%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,418,963
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,385,284
Boston Gen. Oblig.:
Series 2005 A, 5% 1/1/17	1,005,000	1,130,504
Series 2007 A, 5% 3/1/22	2,335,000	2,566,048
Series 2007 B, 5% 3/1/21	7,335,000	8,150,799
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	9,705,000	10,044,190
5% 8/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,990,000	8,220,192
5% 8/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,200,000	6,340,802
Boston Wtr. & Swr. Commission Rev.:
Series 1998 C, 5.2% 11/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,045,000	2,065,450
Series 2009 A:
5% 11/1/25	1,725,000	1,836,642
5% 11/1/26	1,500,000	1,580,790
5% 11/1/28	2,195,000	2,277,137
Sr. Series A:
5.25% 11/1/19	10,325,000	11,656,925
5.75% 11/1/13	1,690,000	1,822,817
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,574,032
5% 6/15/19 (FSA Insured)	1,535,000	1,633,347
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,106,910
5% 4/1/16 (FSA Insured)	1,000,000	1,110,050
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,088,012
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,519,000
5% 5/15/19 (AMBAC Insured)	1,000,000	1,071,990
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,265,000	2,372,633
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,089,890
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,380,000	$ 1,462,731
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,410,000	1,567,201
5% 12/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,310,000	1,427,455
Lynn Gen. Oblig.:
5.375% 8/15/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,120,000	2,278,979
5.375% 8/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,235,000	2,405,195
5.375% 8/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,345,000	2,512,199
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,021,080
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,055,000	2,238,676
5% 6/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,560,000	1,686,079
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,654,779
5% 8/15/20	1,465,000	1,596,513
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	2,070,000	2,299,998
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,847,025
7% 3/1/21 (FGIC Insured)	3,025,000	3,724,834
Series 1992 B, 6.2% 3/1/16	27,525,000	31,867,344
Series 1993 A, 5.5% 3/1/12	7,150,000	7,512,934
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2000 A:
5.25% 7/1/30	7,085,000	7,136,579
5.75% 7/1/15	85,000	88,541
5.75% 7/1/18	330,000	340,979
Series 2008 A, 5.25% 7/1/34	12,750,000	13,333,695
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,199,358
5.25% 7/1/21	4,000,000	4,640,680
5.25% 7/1/23	3,950,000	4,558,300
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,000,000	4,469,400
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2006 A, 5.25% 7/1/32	$ 7,745,000	$ 8,296,134
Series 2006 C:
5% 7/1/22	9,900,000	10,834,956
5% 7/1/23	10,000,000	10,863,700
Series 2009 B:
5% 7/1/17	7,000,000	8,104,600
5% 7/1/18	4,500,000	5,184,540
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
(Emerson College Proj.) Series 2006 A, 5% 1/1/18	1,920,000	1,968,979
Series 2006 A:
5% 1/1/14	1,500,000	1,564,365
5% 1/1/17	1,250,000	1,299,050
5% 1/1/19	2,225,000	2,251,656
5% 1/1/20	3,000,000	2,985,120
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,165,000	1,052,799
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,690,400
5% 7/1/21	3,090,000	3,289,799
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	9,607,200
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,110,730
5% 10/1/24	1,210,000	1,277,784
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,547,265
Series 2008 B, 5% 9/1/22	1,100,000	1,176,879
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,901,138
5.25% 7/1/31	11,785,000	11,896,368
5.5% 7/1/14	750,000	804,270
5.5% 7/1/15	910,000	970,870
5.5% 7/1/16	590,000	626,256
(Regis College Proj.) Series 1998:
5.25% 10/1/18	2,240,000	1,818,768
5.5% 10/1/28	5,660,000	3,868,836
Series 2008, 5.75% 9/1/25	8,000,000	8,715,840
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	$ 10,250,000	$ 10,245,490
Massachusetts Edl. Fing. Auth. Rev.:
Series 1998 AG, 5% 12/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (c)	975,000	974,961
Series 1998 CG:
4.7% 12/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured) (c)	860,000	861,660
4.9% 12/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (c)	1,225,000	1,224,951
Series 1999 AE:
4.55% 7/1/09 (AMBAC Insured) (c)	510,000	510,066
4.65% 7/1/10 (AMBAC Insured) (c)	1,220,000	1,222,111
4.75% 7/1/11 (AMBAC Insured) (c)	2,100,000	2,090,109
4.8% 7/1/12 (AMBAC Insured) (c)	540,000	536,225
4.95% 7/1/14 (AMBAC Insured) (c)	1,030,000	1,011,841
5% 7/1/15 (AMBAC Insured) (c)	485,000	473,588
Massachusetts Fed. Hwy.:
Series 1998 A, 0% 6/15/15	1,455,000	1,195,530
Series 2000 A:
5.75% 6/15/11	8,660,000	9,250,699
5.75% 12/15/11	9,510,000	10,158,677
5.75% 6/15/12	5,000,000	5,303,900
5.75% 6/15/13	8,000,000	8,519,200
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,317,917
5.75% 6/15/15 (Pre-Refunded to 12/15/10 @ 100) (d)	7,000,000	7,393,330
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,381,100
5.5% 11/1/20	1,000,000	1,182,660
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	2,011,262
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	268,238
Series 2002 E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,315,000	4,811,700
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	775,001
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2003 D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	$ 3,800,000	$ 4,332,038
5.5% 10/1/18	6,000,000	7,145,280
5.5% 10/1/19	7,000,000	8,319,570
Series 2004 A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,678,400
5.25% 8/1/20	4,500,000	5,239,980
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,533,850
Series 2005 A, 5% 3/1/18	25,000,000	27,595,500
Series 2006 B:
5.25% 9/1/20 (FSA Insured)	4,255,000	4,954,607
5.25% 9/1/22	15,000,000	17,273,400
Series 2006 D, 5% 8/1/19	8,990,000	9,960,381
Series 2007 A, 1.354% 5/1/37 (b)	20,000,000	11,145,000
Series 2007 B, 5% 11/1/15	7,000,000	8,019,690
Series 2007 C:
5% 8/1/32	18,500,000	18,988,585
5% 8/1/37	33,800,000	34,576,386
5.25% 8/1/21 (AMBAC Insured)	980,000	1,095,081
5.25% 8/1/22	1,985,000	2,195,728
5.25% 8/1/23	12,800,000	14,082,560
5.25% 8/1/24	6,500,000	7,084,155
Series 2008 A:
5% 8/1/33	3,000,000	3,062,100
5% 8/1/38	4,085,000	4,142,027
Series 2009 A, 5% 3/1/39	15,000,000	15,184,800
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	3,000,000	3,037,770
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,339,269
5.75% 7/1/18	1,300,000	1,334,138
5.75% 7/1/19	1,455,000	1,489,789
5.75% 7/1/20	500,000	510,785
5.75% 7/1/33	3,000,000	2,849,760
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,109,470
5% 10/1/19	3,290,000	3,427,325
5% 10/1/21	3,270,000	3,335,040
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/23	$ 2,000,000	$ 2,013,560
5% 10/1/25	5,950,000	5,858,132
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	10,830,000	10,830,000
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,780,000	2,808,467
5.25% 10/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,400,000	1,414,280
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	900,940
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	800,000	706,520
5.375% 2/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,750,000	1,593,970
5.375% 2/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	1,781,860
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,446,135
5.25% 7/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,450,000	1,370,134
5.25% 7/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	935,800
5.25% 7/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,900,000	1,741,578
Series 2008 E1:
5% 7/1/28	2,525,000	2,179,151
5.125% 7/1/33	2,000,000	1,668,360
5.125% 7/1/38	3,640,000	2,964,707
5.375% 7/1/21	10,850,000	10,368,911
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,283,490
5.375% 7/1/24	5,015,000	4,658,283
5.375% 7/1/25	3,500,000	3,217,690
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,539,375
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	32,840,000	33,510,593
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C, 5% 8/15/30 (FGIC Insured)	5,190,000	4,396,293
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/09	$ 2,540,000	$ 2,547,798
5.25% 7/1/10	2,000,000	1,923,760
5.25% 7/1/11	3,025,000	2,810,649
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	9,170,000	9,596,864
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,426,450
Series K, 5.375% 7/1/17	6,805,000	8,101,829
Series L:
5% 7/1/18	4,315,000	5,023,782
5% 7/1/23	3,990,000	4,571,622
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	16,800,000	16,127,832
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	479,695
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	665,682
5% 10/1/17	750,000	828,990
5% 10/1/18	500,000	549,135
5% 10/1/20	2,000,000	2,145,700
5% 10/1/22	1,160,000	1,212,177
5% 10/1/27	3,030,000	3,022,637
5% 10/1/28	1,000,000	986,510
5% 10/1/33	5,000,000	4,789,100
Series 2009 T1, 4.125%, tender 2/16/12 (a)(b)	5,000,000	4,998,450
Series 2009 Y1:
5% 10/1/15	1,425,000	1,501,480
5% 10/1/16	1,495,000	1,558,792
5% 10/1/16	1,090,000	1,136,510
5% 10/1/17	1,570,000	1,631,057
5% 10/1/19	1,730,000	1,742,491
Series 2009 Y2:
5% 10/1/17	1,145,000	1,181,411
5% 10/1/18	1,215,000	1,236,846
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 3,885,000	$ 3,898,520
5.375% 7/1/24	7,430,000	7,429,480
Series 2005 F:
5% 7/1/17	1,410,000	1,480,697
5% 7/1/19	1,760,000	1,816,302
5% 7/1/20	2,350,000	2,408,609
5% 7/1/21	1,150,000	1,170,033
5% 7/1/22	1,855,000	1,875,442
Series 2007 G:
5% 7/1/18	1,500,000	1,581,000
5% 7/1/20	1,300,000	1,341,197
5% 7/1/22	1,350,000	1,368,873
5% 7/1/27	7,750,000	7,533,310
5% 7/1/28	5,515,000	5,297,819
Series C:
5.75% 7/1/21	2,500,000	2,577,225
5.75% 7/1/32	190,000	191,288
Series E:
5% 7/1/17	1,255,000	1,299,138
5% 7/1/19	1,390,000	1,421,275
(South Shore Hosp. Proj.) Series F:
5.25% 7/1/09	2,120,000	2,131,681
5.5% 7/1/12	800,000	809,320
5.5% 7/1/12 (Pre-Refunded to 7/1/09 @ 101) (d)	1,365,000	1,389,010
5.625% 7/1/19	370,000	370,229
5.625% 7/1/19 (Pre-Refunded to 7/1/09 @ 101) (d)	630,000	641,201
5.75% 7/1/29	6,370,000	5,759,881
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,660,875
Series I, 5.5% 2/15/36	5,000,000	5,013,800
Series J, 5.5% 8/15/17	500,000	594,630
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,040,000	3,309,557
5% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,735,000	4,031,522
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.):
Series B:
5.25% 10/1/15 (FGIC Insured)	$ 565,000	$ 594,544
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	215,000	234,083
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,126,562
5% 7/1/20	2,075,000	2,210,850
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,066,385
Series 2006 L:
5% 7/1/17	1,000,000	1,127,900
5% 7/1/18	1,000,000	1,114,260
5% 7/1/19	1,695,000	1,872,704
5% 7/1/20	2,410,000	2,635,383
5% 7/1/21	2,535,000	2,718,965
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,818,942
5.375% 6/1/30	8,000,000	8,175,360
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,162,823
5% 10/1/18 (FGIC Insured)	1,985,000	2,003,242
5% 10/1/19 (FGIC Insured)	1,350,000	1,354,077
5% 10/1/20 (FGIC Insured)	2,465,000	2,454,302
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,904,158
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,600,146
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,465,000	1,509,536
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	8,000,000	8,343,920
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	8,510,000	8,875,845
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured) (c)	1,965,000	1,885,653
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (d)	975,000	1,058,343
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 1998 A, 5% 7/1/23 (FSA Insured)	$ 8,750,000	$ 8,759,188
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,280,847
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,311,059
Series 1999 B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	11,629,204
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,566,055
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,046,440
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,103,140
5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,915,000	7,238,968
5% 7/1/20	2,505,000	2,601,843
5% 7/1/21	3,000,000	3,091,620
5% 7/1/22	2,000,000	2,051,880
5% 7/1/35	10,000,000	10,051,900
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,724,511
5% 7/1/21 (AMBAC Insured)	5,010,000	5,328,486
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,650,023
5% 7/1/22 (FSA Insured) (c)	6,140,000	5,712,165
5% 7/1/27 (FSA Insured) (c)	5,000,000	4,305,150
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,445,520
5% 7/1/19 (FGIC Insured) (c)	1,000,000	950,920
5% 7/1/20 (FGIC Insured) (c)	1,360,000	1,276,156
5% 7/1/21 (c)	1,000,000	924,260
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	9,335,000	6,352,841
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	4,625,200
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	3,862,097
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	3,156,000
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	3,146,200
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	3,456,988
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	3,723,720
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	3,095,700
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	18,706,800
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2005 A:
5% 8/15/22	$ 5,540,000	$ 5,939,877
5% 8/15/23	6,000,000	6,384,660
5% 8/15/24	26,600,000	28,062,202
5% 8/15/25	12,350,000	12,924,152
5% 8/15/26	2,000,000	2,078,420
5% 8/15/27	10,000,000	10,314,300
5% 8/15/30	107,600,000	109,563,694
Series 2007 A:
4.5% 8/15/35	19,825,000	18,603,185
5% 8/15/17 (AMBAC Insured)	5,000,000	5,787,500
5% 8/15/37	26,000,000	26,226,200
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500,000	3,873,975
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,041,570
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,700,000	4,036,145
5% 12/15/13 (FSA Insured)	2,700,000	2,985,984
Series 2002 A:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	11,070,000	12,774,891
5.5% 6/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,520,000	2,930,911
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,077,300
5.5% 6/1/16 (FSA Insured)	3,000,000	3,499,620
5.5% 6/1/18 (FSA Insured)	9,740,000	11,416,254
5.5% 6/1/19	10,000,000	11,731,500
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,329,818
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,271,357
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,202,895
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,395,181
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,833,752
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,048,847
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,759,847
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,166,000
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2003 B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,100,000	$ 1,240,701
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,061,976
Series 2004 A:
5% 5/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,270,000	2,424,632
5% 5/1/43 (Nat'l. Pub. Fin. Guar Corp. Insured)	11,410,000	11,012,476
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	4,876,250
5% 5/1/36 (AMBAC Insured)	8,000,000	7,735,440
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,937,150
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,353,820
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,653,427
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,611,958
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,668,682
5% 5/1/38 (Assured Guaranty Corp. Insured)	10,000,000	10,043,100
Series 2009 A:
5.375% 5/1/34	1,650,000	1,694,253
5.5% 5/1/39	7,000,000	7,239,120
5.75% 5/1/49	10,000,000	10,456,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,575,000	3,575,751
Series 1999 A:
5% 1/1/39	7,230,000	5,716,544
5.25% 1/1/29 (AMBAC Insured)	45,615,000	40,114,743
Sr. Series 1997 A:
5% 1/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	42,240,000	33,967,718
5.125% 1/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,600,000	3,418,236
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,110,000	1,879,458
0% 1/1/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	33,195,000	8,844,476
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	2,212,170
0% 1/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,705,000	5,271,453
0% 1/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,825,000	1,167,325
0% 1/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	13,815,000	8,219,925
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	12,575,000	12,619,893
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	$ 1,700,000	$ 1,794,520
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	321,775
5% 8/1/29	1,765,000	1,812,284
5% 8/1/34	150,000	153,174
5.25% 8/1/15	2,435,000	2,787,539
Series 12:
5% 8/1/19	13,995,000	15,658,586
5% 8/1/20	7,000,000	7,736,610
Series 13:
5% 8/1/19	3,565,000	4,040,143
5% 8/1/20	4,895,000	5,472,072
5% 8/1/21	5,350,000	5,891,634
5% 8/1/22	8,355,000	9,088,903
5% 8/1/23	4,385,000	4,725,057
Series 2004 A:
5.25% 2/1/16	6,110,000	7,154,138
5.25% 8/1/16	21,700,000	25,659,816
5.25% 2/1/17	6,435,000	7,534,613
5.25% 2/1/18	6,300,000	7,398,153
5.25% 8/1/22	6,525,000	7,553,405
5.25% 2/1/23	1,390,000	1,608,939
5.25% 2/1/24	1,170,000	1,345,722
5.25% 8/1/24	3,780,000	4,361,893
Series 3, 5.4% 2/1/10	300,000	300,258
Series 4, 5.125% 8/1/14	70,000	70,246
Series 5, 5.25% 8/1/15	75,000	76,294
Series 6:
5.25% 8/1/19	30,000	31,215
5.5% 8/1/30	17,580,000	17,963,068
5.625% 8/1/14	115,000	121,296
5.625% 8/1/15	25,000	26,290
5.625% 8/1/16	485,000	508,484
Series 7:
5.25% 2/1/16	4,495,000	4,787,669
5.25% 2/1/17	2,795,000	2,963,762
Series 8:
5% 8/1/17	110,000	117,615
5% 8/1/20	105,000	110,436
Series 9, 5.25% 8/1/33	595,000	607,174
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 14:
5% 8/1/32	$ 5,685,000	$ 5,896,880
5% 8/1/38	8,090,000	8,331,325
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (d)	1,745,000	1,870,274
Series 1998 A:
5.25% 8/1/12	565,000	568,543
5.25% 8/1/13	330,000	330,970
Series A:
5% 8/1/15	50,000	50,023
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,109,676
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (d)	21,960,000	27,227,765
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,746,150
5.5% 8/1/16 (FSA Insured)	1,425,000	1,687,756
Series 2002 B, 5.125% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,960,000	7,151,609
Series 2002 J:
5% 8/1/42	8,160,000	8,171,424
5.5% 8/1/20	1,000,000	1,180,380
Series 2005 A:
5.25% 8/1/21	12,645,000	13,940,227
5.25% 8/1/24	9,000,000	9,619,470
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,116,840
5% 8/1/25 (FSA Insured)	2,000,000	2,073,860
5% 8/1/26 (FSA Insured)	2,000,000	2,069,900
5% 8/1/27 (FSA Insured)	2,000,000	2,058,020
5% 8/1/28 (FSA Insured)	2,000,000	2,046,220
Series 2009 A:
5% 8/1/34	6,350,000	6,400,165
5% 8/1/39	5,000,000	5,027,500
Series 2009 B, 5% 8/1/22	2,540,000	2,762,656
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,278,979
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,489,087
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,063,080
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Monson Gen. Oblig.: - continued
5.25% 5/15/22 (AMBAC Insured)	$ 2,985,000	$ 3,143,056
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,521,782
5% 4/1/20	1,840,000	2,114,160
5% 4/1/21	1,915,000	2,170,806
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,340,024
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,083,170
Pittsfield Gen. Oblig.:
5% 4/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,140,000	1,204,615
5.5% 4/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,930,000	2,058,963
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,254,193
5% 9/1/18 (AMBAC Insured)	1,090,000	1,146,571
5% 9/1/19 (AMBAC Insured)	1,085,000	1,134,530
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,100,000	2,249,289
5% 3/15/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,190,000	2,311,523
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	526,691
5% 4/1/39	1,000,000	1,006,170
5.5% 4/1/27	2,510,000	2,723,350
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,525,000	1,621,334
5% 1/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,350,000	1,426,599
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,610,000	3,827,827
5% 8/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,050,000	2,170,192
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,117,200
5% 8/1/16 (FSA Insured)	8,000,000	8,945,440
5% 8/1/17 (FSA Insured)	5,000,000	5,547,250
5% 8/1/18 (FSA Insured)	7,210,000	7,875,916
5.75% 8/1/14 (FSA Insured)	4,000,000	4,611,120
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,075,360
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,069,860
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,062,070
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,469,208
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Facilities Rev.: - continued
Series 2008 2, 5% 5/1/38 (FSA Insured)	$ 20,605,000	$ 20,768,192
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,651,912
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,465,000	1,498,299
5.5% 8/15/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,285,000	1,367,433
5.5% 8/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,039,800
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,070,000	1,133,141
		1,943,409,521
Puerto Rico - 2.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	2,866,740
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,770,312
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (d)	10,360,000	10,836,353
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,347,645
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,555,925
Series 2006 A:
4.555% 7/1/21 (FGIC Insured) (b)	5,400,000	3,409,236
5.25% 7/1/26	3,000,000	2,637,240
5.25% 7/1/30	2,060,000	1,764,369
Series 2006 B, 5.25% 7/1/32	1,000,000	846,440
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	9,000,000	8,608,770
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,798,452
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	3,024,980
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (b)	$ 1,015,000	$ 1,002,719
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	15,600,000	1,747,668
		48,216,849
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series 2004 A:
5% 10/1/11	805,000	809,492
5% 10/1/13	700,000	696,143
5.25% 10/1/16	750,000	741,818
		2,247,453
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $2,026,230,728)	2,000,410,953
NET OTHER ASSETS - 2.4%	49,923,347
NET ASSETS - 100%	$ 2,050,334,300
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,830,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 10,157,782
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,000,410,953	$ -	$ 1,989,580,953	$ 10,830,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 11,360,000
Total Realized Gain (Loss)	22,437
Total Unrealized Gain (Loss)	(27,893)
Cost of Purchases	-
Proceeds of Sales	(530,000)
Amortization/Accretion	5,456
Transfer in/out of Level 3	-
Ending Balance	$ 10,830,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,025,397,913. Net unrealized depreciation aggregated $24,986,960, of which $53,264,983 related to appreciated investment securities and $78,251,943 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2009

1.800343.105

MFS-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.4%
	Principal Amount	Value
Arizona - 0.2%
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.61%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 10,000,000	$ 10,000,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.25%, VRDN (a)	9,700,000	9,700,000
Florida - 0.1%
Indian River County Hosp. District Hosp. Rev. Series 1985, 0.6%, LOC Wachovia Bank NA, VRDN (a)	4,400,000	4,400,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.91% (Liquidity Facility Citibank NA) (a)(d)(e)	8,800,000	8,800,000
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (a)(d)	21,200,000	21,200,000
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.68%, LOC Wachovia Bank NA, VRDN (a)(d)	5,000,000	5,000,000
		26,200,000
Massachusetts - 82.2%
Billerica Gen. Oblig. BAN 3.5% 11/5/09	9,262,000	9,327,404
Boston Gen. Oblig. Bonds Series 2008 B, 3.5% 4/1/10	3,480,000	3,575,377
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.64%, LOC Bank of America NA, VRDN (a)(d)	3,070,000	3,070,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 0.74% (Liquidity Facility Societe Generale) (a)(e)	2,000,000	2,000,000
Bourne Gen. Oblig. BAN 1.5% 9/29/09	9,953,915	9,991,243
Braintree Gen. Oblig. BAN 2.5% 8/14/09	39,515,000	39,616,237
Brockton Gen. Oblig. BAN 2.75% 5/15/09	9,000,000	9,002,638
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.42%, LOC Fannie Mae, VRDN (a)(d)	7,665,000	7,665,000
Concord Gen. Oblig. Bonds Series 2009, 2% 3/15/10	1,115,000	1,128,041
Danvers Gen. Oblig. BAN 2.5% 7/10/09	7,430,000	7,448,743
Easton Gen. Oblig. BAN 1.5% 4/23/10	9,620,000	9,699,443
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.52% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,530,000	14,530,000
Falmouth Gen. Oblig. BAN:
Series A, 1.5% 3/12/10	11,300,672	11,378,125
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Falmouth Gen. Oblig. BAN: - continued
Series B, 1.5% 3/12/10	$ 17,815,131	$ 17,937,233
3.5% 7/17/09	10,426,000	10,436,780
Haverhill Gen. Oblig. BAN:
1.75% 3/26/10	7,225,000	7,257,129
3% 11/6/09	9,971,170	9,996,332
Hingham Gen. Oblig. BAN:
Series 2008 B, 2.5% 11/25/09	14,700,000	14,816,775
2.5% 12/23/09	6,700,000	6,753,458
Malden Gen. Oblig. BAN 3.75% 10/23/09	10,400,000	10,431,400
Marblehead Gen. Oblig. BAN 2.75% 8/14/09	19,457,000	19,520,305
Massachusetts Participating VRDN:
Series Clipper 06 11, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	23,900,000	23,900,000
Series Clipper 07 18, 0.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	98,675,000	98,675,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	17,200,000	17,200,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DCL 08 28, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	16,600,000	16,600,000
Series DCL 08 29, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	21,175,000	21,175,000
Series PT 4140, 0.64% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	28,010,000	28,010,000
Series Putters 3389, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,375,000	3,375,000
Series 2008 A1, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	49,850,000	49,850,000
Series 2008 A2, 0.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	52,865,000	52,865,000
Series A, 0.7% 6/11/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	9,150,000	9,150,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 1.15% tender 5/8/09, CP mode (d)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.52%, LOC Bank of America NA, VRDN (a)(d)	2,700,000	2,700,000
(Monkiewicz Realty Trust Proj.) 0.65%, LOC Bank of America NA, VRDN (a)(d)	4,330,000	4,330,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.61%, LOC Freddie Mac, VRDN (a)(d)	$ 24,840,000	$ 24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.64%, LOC Fannie Mae, VRDN (a)(d)	33,000,000	33,000,000
(Casco Crossing Proj.) 0.75%, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.75%, LOC Fannie Mae, VRDN (a)(d)	15,600,000	15,600,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.52%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	16,200,000	16,200,000
Series A, 0.47%, LOC Bayerische Landesbank, VRDN (a)(d)	40,000,000	40,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Boston Univ. Proj.) Series U4, 2%, tender 6/18/09 (a)	21,600,000	21,600,197
(Phillips Academy Proj.) Series 2008, 4% 9/1/09	1,115,000	1,125,493
Participating VRDN Series BA 08 1129, 0.53% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,230,000	6,230,000
(Boston Univ. Proj.):
Series U1, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	20,000,000	20,000,000
Series U2, 0.3%, LOC BNP Paribas SA, VRDN (a)	23,300,000	23,300,000
Series U3, 0.3%, LOC BNP Paribas SA, VRDN (a)	22,220,000	22,220,000
Series U6E, 0.17%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	12,695,000	12,695,000
(Brandeis Univ. Proj.) Series M, 0.45%, LOC Bank of America NA, VRDN (a)	52,950,000	52,950,000
(Brooks School Proj.) Series 2008, 4%, LOC RBS Citizens NA, VRDN (a)	6,500,000	6,500,000
(Carleton-Willard Village Proj.) Series 2000, 0.37%, LOC Bank of America NA, VRDN (a)	16,420,000	16,420,000
(Childrens Museum Proj.) Series 2006, 3.75%, LOC RBS Citizens NA, VRDN (a)	10,460,000	10,460,000
(Clark Univ. Proj.) 0.38%, LOC TD Banknorth, N.A., VRDN (a)	870,000	870,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.45%, LOC Bank of America NA, VRDN (a)	1,060,000	1,060,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.85%, LOC Bank of America NA, VRDN (a)	10,175,000	10,175,000
Series 2008, 0.85%, LOC Bank of America NA, VRDN (a)	13,200,000	13,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Fay School Proj.) 0.63%, LOC TD Banknorth, N.A., VRDN (a)	$ 5,450,000	$ 5,450,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.7%, LOC HSBC Bank USA, NA, VRDN (a)(d)	2,870,000	2,870,000
(Greater Boston Food Bank, Inc. Proj.) Series 2008 B, 0.48%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.45%, LOC Bank of America NA, VRDN (a)	7,570,000	7,570,000
(Judge Rotenburg Ctr. Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	4,055,000	4,055,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.52%, LOC JPMorgan Chase Bank, VRDN (a)	13,890,000	13,890,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 4%, LOC RBS Citizens NA, VRDN (a)	2,295,000	2,295,000
(Olin College Proj.):
Series 2008 C2, 3.75%, LOC RBS Citizens NA, VRDN (a)	500,000	500,000
Series 2008 C3, 1.5%, LOC RBS Citizens NA, VRDN (a)	16,000,000	16,000,000
(Simmons College Proj.) Series G, 0.3%, LOC TD Banknorth, N.A., VRDN (a)	15,435,000	15,435,000
(Thayer Academy Proj.) 0.55% (Assured Guaranty Corp. Insured), VRDN (a)	8,595,000	8,595,000
(Wilber School Apts. Proj.) Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Worcester Polytechnic Institute Proj.) Series A, 0.5%, LOC TD Banknorth, N.A., VRDN (a)	9,735,000	9,735,000
Series 2001, 0.5% 9/3/09, LOC JPMorgan Chase Bank, CP	10,363,000	10,363,000
0.55% 6/9/09, LOC Bank of America NA, CP	25,930,000	25,930,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.45%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,000,000	1,000,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) Series 2004, 0.37%, LOC Lloyds TSB Bank PLC, VRDN (a)	3,200,000	3,200,000
Massachusetts Fed. Hwy. Bonds Series 2000 A, 5.75% 6/15/09	1,000,000	1,004,133
Massachusetts Gen. Oblig.:
Bonds:
Series 2000 A, 6% 2/1/10	6,005,000	6,244,805
Series 2001 A, 5.5% 1/1/10	3,000,000	3,088,066
Series 2001 C, 5% 12/1/09	2,000,000	2,047,129
Series 2008 A, 3% 9/1/09	9,900,000	9,963,494
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series BA 01 O, 0.88% (Liquidity Facility Bank of America NA) (a)(e)	$ 2,785,000	$ 2,785,000
Series BA 02 C, 0.88% (Liquidity Facility Bank of America NA) (a)(e)	3,490,000	3,490,000
Series Clipper 07 06, 0.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	53,850,000	53,850,000
Series DCL 08 22, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	33,215,000	33,215,000
Series EGL 07 0124, 0.96% (Liquidity Facility Citibank NA) (a)(e)	12,235,000	12,235,000
Series EGL 07 0149, 0.96% (Liquidity Facility Citibank NA) (a)(e)	19,000,000	19,000,000
Series MS 06 1496, 0.58% (Liquidity Facility Rabobank Nederland) (a)(e)(f)	5,590,000	5,590,000
Series MS 1186, 0.58% (Liquidity Facility Rabobank Nederland) (a)(e)(f)	16,098,000	16,098,000
Series PT 3989, 0.65% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	21,835,000	21,835,000
Series Putters 2022, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,040,000	22,040,000
Series Putters 2648, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,850,000	1,850,000
Series Putters 300, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	23,885,000	23,885,000
Series Putters 301, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,980,000	3,980,000
Series Putters 317, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,805,000	12,805,000
Series Putters 3337, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,475,000	2,475,000
Series Putters 3402, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,600,000	2,600,000
Series Putters 571, 0.88% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,110,000	4,110,000
Series ROC II R 11163, 0.81% (Liquidity Facility Citibank NA) (a)(e)	15,260,000	15,260,000
(Central Artery Proj.) Series 2000 A, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	93,565,000	93,565,000
Series 1997 B, 0.43% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	164,620,000	164,620,000
Series 1998 A, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	21,300,000	21,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 1999 D, 0.7% 5/13/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	$ 1,000,000	$ 1,000,000
Series 2001 B, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	73,320,000	73,320,000
Series 2001 C, 0.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	83,350,000	83,350,000
Series 2001 G, 0.64% 6/12/09 (Liquidity Facility BNP Paribas SA), CP	4,000,000	4,000,000
Series 2006 B, 0.55% (Liquidity Facility Bank of America NA), VRDN (a)	46,200,000	46,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Tufts Univ. Proj.) Series 2008 O, 3.5% 8/15/09	2,000,000	2,011,525
(Univ. of Massachusetts Proj.) Series 2000 A, 0.85%, tender 4/1/10 (a)	13,400,000	13,400,000
Participating VRDN:
Series BA 02 D, 0.58% (Liquidity Facility Bank of America NA) (a)(e)	10,505,000	10,505,000
Series BA 08 1056, 0.53% (Liquidity Facility Bank of America NA) (a)(e)	5,185,000	5,185,000
Series BBT 08 54, 0.5% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,650,000	12,650,000
Series Clipper 07 08, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	11,250,000	11,250,000
Series PT 4633, 0.6% (Liquidity Facility Deutsche Postbank AG) (a)(e)	24,480,000	24,480,000
Series Putters 2974, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,720,000	9,720,000
Series Putters 3104, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,550,000	3,550,000
Series ROC II R 10416, 0.63% (Liquidity Facility Citibank NA) (a)(e)	15,700,000	15,700,000
Series SGB 42, 0.68% (Liquidity Facility Societe Generale) (a)(e)	27,080,000	27,080,000
(Alliance Health of Southeastern Massachusetts Proj.) Series 2007 A, 3.32%, LOC RBS Citizens NA, VRDN (a)	14,390,000	14,390,000
(Amherst College Proj.):
Series 2005 I, 0.17%, VRDN (a)	8,790,000	8,790,000
Series 2005 J1, 0.17%, VRDN (a)	7,305,000	7,305,000
(Bentley College Proj.) Series K, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	$ 47,650,000	$ 47,650,000
Series 2008 L2, 0.45%, LOC Bank of America NA, VRDN (a)	56,500,000	56,500,000
(Endicott College Proj.):
Series 2004 D, 0.45%, LOC Bank of America NA, VRDN (a)	21,590,000	21,590,000
Series 2007 E, 0.45%, LOC Bank of America NA, VRDN (a)	12,550,000	12,550,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.37%, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
(Harvard Univ. Proj.):
Series BB 0.2%, VRDN (a)	62,505,000	62,505,000
Series Y, 0.32%, VRDN (a)	3,000,000	3,000,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.52%, LOC TD Banknorth, NA, VRDN (a)	6,715,000	6,715,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.2%, VRDN (a)	19,280,000	19,280,000
Series 2001 J2, 0.37%, VRDN (a)	16,400,000	16,400,000
(Mount Ida College Proj.) Series 2007 A, 0.45%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series 2007 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	21,215,000	21,215,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	39,000,000	39,000,000
Series 2006 H, 0.48%, LOC Bank of America NA, VRDN (a)	22,650,000	22,650,000
(Northeastern Univ. Proj.) Series 2008 W, 0.3%, LOC TD Banknorth, NA, VRDN (a)	6,800,000	6,800,000
(Pool Ln. Prog.):
Series 2006 M3C, 4%, LOC RBS Citizens NA, VRDN (a)	5,760,000	5,760,000
Series 2007 M3D, 4%, LOC RBS Citizens NA, VRDN (a)	17,800,000	17,800,000
(South Shore Hosp. Proj.) Series 2008 G, 0.47% (Assured Guaranty Corp. Insured), VRDN (a)	21,100,000	21,100,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
(Suffolk Univ. Proj.) Series 2008 A, 0.47%, LOC TD Banknorth, NA, VRDN (a)	9,000,000	9,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.):
Series 2004 F, 0.43%, LOC Bank of America NA, VRDN (a)	$ 15,170,000	$ 15,170,000
Series 2004 G, 0.43%, LOC Bank of America NA, VRDN (a)	4,085,000	4,085,000
Series 2008 H1:
0.5% 11/13/09, CP	8,000,000	8,000,000
0.67% 9/2/09, CP	4,500,000	4,500,000
0.67% 9/3/09, CP	12,500,000	12,500,000
1.05% 6/5/09, CP	2,660,000	2,660,000
Series 2008 H2:
0.55% 6/5/09, CP	7,020,000	7,020,000
0.55% 7/7/09, CP	7,020,000	7,020,000
0.6% 7/6/09, CP	19,790,000	19,790,000
0.45% 6/1/09, CP	24,725,000	24,725,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 2004 A, 0.5%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	18,000,000	18,000,000
Series 2008 A, 0.5%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.55%, LOC Fannie Mae, VRDN (a)(d)	20,900,000	20,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.52%, LOC Bank of America NA, VRDN (a)(d)	1,400,000	1,400,000
(BBB Esq. LLC Proj.) Series 1996, 0.52%, LOC Bank of America NA, VRDN (a)(d)	1,100,000	1,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.65%, LOC Wells Fargo Bank NA, VRDN (a)(d)	810,000	810,000
(Brady Enterprises Proj.) Series 1996, 0.65%, LOC Bank of America NA, VRDN (a)(d)	1,650,000	1,650,000
(Decas Cranberry Proj.) Series 1997, 0.65%, LOC Bank of America NA, VRDN (a)(d)	3,375,000	3,375,000
(Interpolymer Corp. Proj.) Series 1992, 0.52%, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
(Riverdale Mills Corp. Proj.) Series 1995, 0.52%, LOC Bank of America NA, VRDN (a)(d)	1,100,000	1,100,000
(United Plastics Proj.) Series 1997, 0.65%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,850,000	1,850,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.1% tender 5/7/09, CP mode	$ 4,100,000	$ 4,100,000
Series 1993 A, 1.1% tender 5/7/09, CP mode	9,300,000	9,300,000
Series 1993 B, 1.8% tender 5/1/09, CP mode	8,500,000	8,500,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/09	20,300,000	20,194,722
Massachusetts Port Auth. Rev.:
Series 2003 B, 0.67% 8/5/09, LOC Bank of New York, New York, CP (d)	59,000,000	59,000,000
Series 2008 B, 0.58%, LOC Bank of America NA, VRDN (a)(d)	92,500,000	92,500,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.55%, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series BA 08 1082, 0.88% (Liquidity Facility Bank of America NA) (a)(e)	5,250,000	5,250,000
Series BA 08 3307, 0.93% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series EGL 07 0031, 0.96% (Liquidity Facility Citibank NA) (a)(e)	47,600,000	47,600,000
Series EGL 07 0032, 0.96% (Liquidity Facility Citibank NA) (a)(e)	69,300,000	69,300,000
Series EGL 07 0067, 0.96% (Liquidity Facility Citibank NA) (a)(e)	41,660,000	41,660,000
Series EGL 07 0092, 0.95% (Liquidity Facility Citibank NA) (a)(e)	43,095,000	43,095,000
Series Putters 1185, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,105,000	10,105,000
Series Putters 2479Z, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,180,000	3,180,000
Series Putters 2857, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,180,000	8,180,000
Series ROC II R 10409, 0.96% (Liquidity Facility Citibank NA) (a)(e)	8,800,000	8,800,000
Series ROC II R 10413, 0.96% (Liquidity Facility Citibank NA) (a)(e)	6,435,000	6,435,000
Series Solar 05 03, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	20,475,000	20,475,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A:
0.45% 7/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	$ 18,100,000	$ 18,100,000
0.5% 6/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,700,000	12,700,000
0.55% 6/3/09, LOC Bank of Nova Scotia, New York Agcy., CP	17,050,000	17,050,000
0.57% 6/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	33,800,000	33,800,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1.7% tender 5/1/09, CP mode (d)	12,300,000	12,300,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds (Pool Prog.) Series 9, 5% 8/1/09	3,000,000	3,025,787
Participating VRDN:
Series BA 08 1089, 0.53% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BBT 08 40, 0.5% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,360,000	7,360,000
Series Putters 3159, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,320,000	15,320,000
Series Putters 3408, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,155,000	5,155,000
Series Putters 577, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	7,975,000	7,975,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	25,215,000	25,215,000
Series EGL 06 0054, 0.97% (Liquidity Facility Citibank NA) (a)(e)	7,300,000	7,300,000
Series EGL 06 0097, 0.97% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	11,645,000	11,645,000
Series EGL 7050011 Class A, 0.82% (Liquidity Facility Citibank NA) (a)(e)	10,990,000	10,990,000
Series MS 2935, 0.78% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	19,944,000	19,944,000
Series Putters 2848, 0.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,835,000	7,835,000
Series ROC II R 10377, 0.81% (Liquidity Facility Citibank NA) (a)(e)	21,760,000	21,760,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series Solar 06 86, 0.49% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 6,715,000	$ 6,715,000
Series 1995:
0.5% 5/6/09, LOC Bayerische Landesbank Girozentrale, CP	1,400,000	1,400,000
0.55% 6/4/09, LOC Bayerische Landesbank Girozentrale, CP	20,000,000	20,000,000
0.55% 6/9/09, LOC Bayerische Landesbank Girozentrale, CP	15,000,000	15,000,000
0.73% 5/7/09, LOC Bayerische Landesbank Girozentrale, CP	10,000,000	10,000,000
0.78% 5/8/09, LOC Bayerische Landesbank Girozentrale, CP	15,200,000	15,200,000
Series 1999 B, 0.48%, LOC Landesbank Hessen-Thuringen, VRDN (a)	45,935,000	45,935,000
Series 2002 D, 0.4%, LOC Landesbank Baden-Wuert, VRDN (a)	45,539,000	45,539,000
Series 2008 B, 0.43% (Liquidity Facility Bank of America NA), VRDN (a)	103,595,000	103,595,000
Series 2008 C, 0.33% (Liquidity Facility Bayerische Landesbank), VRDN (a)	101,685,000	101,685,000
Series 2008 D, 0.36% (Liquidity Facility Bayerische Landesbank), VRDN (a)	52,915,000	52,915,000
Series 2008 E, 0.64% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,000,000	25,000,000
Series 2008 F, 0.3% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	61,300,000	61,300,000
Melrose Gen. Oblig. BAN 2.75% 5/20/09	5,785,000	5,788,217
Needham Gen. Oblig. BAN 2.5% 6/1/09	5,044,500	5,047,779
Northborough Gen. Oblig. BAN 2.5% 5/1/09	10,665,072	10,665,072
Plymouth Gen. Oblig. BAN 2.75% 5/15/09	23,923,966	23,932,160
Shrewsbury Gen. Oblig. BAN 2.5% 11/20/09	6,100,000	6,139,496
Somerville Gen. Oblig. BAN 1.5% 2/19/10	10,834,000	10,900,679
Stoughton Gen. Oblig. BAN 2.5% 6/26/09	5,276,030	5,282,150
Swampscott Gen. Oblig. BAN 4% 10/16/09	7,717,000	7,747,973
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.4%, LOC Lloyds TSB Bank PLC, VRDN (a)	126,090,000	126,090,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.47%, LOC Bank of America NA, VRDN (a)	49,675,000	49,675,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Winchester Gen. Oblig. BAN 1.5% 7/9/09	$ 12,500,000	$ 12,521,479
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. BAN 3.75% 7/30/09	5,000,000	5,020,069
		4,089,616,088
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 3.5%, LOC RBS Citizens NA, VRDN (a)	5,400,000	5,400,000
Missouri - 0.2%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.7%, LOC Bank of America NA, VRDN (a)(d)	7,600,000	7,600,000
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2007 B, 0.63% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	6,690,000	6,690,000
Series 2007 J, 0.63% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	6,050,000	6,050,000
		12,740,000
Nevada - 0.3%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.63%, LOC Bayerische Landesbank, VRDN (a)(d)	14,500,000	14,500,000
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 2.85%, LOC RBS Citizens NA, VRDN (a)(d)	3,300,000	3,300,000
North Carolina - 0.1%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.7%, LOC Bank of America NA, VRDN (a)(d)	7,100,000	7,100,000
Ohio - 0.3%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.63%, VRDN (a)(d)	17,400,000	17,400,000
Oklahoma - 0.3%
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.7%, LOC Bank of America NA, VRDN (a)(d)	15,000,000	15,000,000
Pennsylvania - 0.9%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 2.95%, LOC Citizens Bank of Pennsylvania, VRDN (a)	10,250,000	10,250,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 3,800,000	$ 3,800,000
(St. Joseph's Univ. Proj.) Series 2008 B, 3.2%, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,800,000	11,800,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,300,000	4,300,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 3.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	16,625,000	16,625,000
		46,775,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	13,600,000	13,645,299
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	7,500,000	7,524,981
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	6,800,000	6,822,650
		27,992,930
South Carolina - 0.3%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.47%, LOC Wachovia Bank NA, VRDN (a)	100,000	100,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (ACI Industries LLC Proj.) 0.77%, LOC Wachovia Bank NA, VRDN (a)(d)	7,000,000	7,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.66%, LOC Branch Banking & Trust Co., VRDN (a)(d)	7,000,000	7,000,000
		14,100,000
Virginia - 0.0%
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 0.77%, LOC Wachovia Bank NA, VRDN (a)(d)	2,000,000	2,000,000
Washington - 0.2%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Putters 3362, 1.03% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,970,000	9,970,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - 0.7%
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 5/1/09, LOC Dexia Cr. Local de France, CP mode (d)	$ 26,250,000	$ 26,250,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.75%, LOC Wachovia Bank NA, VRDN (a)(d)	6,580,000	6,580,000
		32,830,000
	Shares
Other - 9.6%
Fidelity Municipal Cash Central Fund, 0.58% (b)(c)	480,039,000	480,039,001
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $4,845,463,019)		4,845,463,019
NET OTHER ASSETS - 2.6%		130,255,745
NET ASSETS - 100%		$ 4,975,718,764
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,688,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig.: Participating VRDN Series MS 06 1496, 0.58% (Liquidity Facility Rabobank Nederland)	12/27/06 - 6/11/07	$ 5,590,000
Participating VRDN Series MS 1186, 0.58% (Liquidity Facility Rabobank Nederland)	10/12/05	$ 16,098,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 541,116
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,845,463,019	$ -	$ 4,845,463,019	$ -
Income Tax Information
At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,845,463,019.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009